Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction [Line Items]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2024 and 2023, as well as any related amounts payable as of December 31, 2024 and 2023 (in thousands).

	Year Ended December 31, 2023			Year Ended December 31, 2024
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,479	$1,473	$75	$661	$715	$21
Other
Other	—	—	341	—	—	341

Total	$1,479	$1,473	$416	$661	$715	$362

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2024, 2023, and 2022 (in thousands):

Managed REIT Platform Revenues	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Asset Management Fees:
SST VI	$4,254	$3,420	$1,348
SSGT III	1,406	1,017	146
SSGT II (1)	—	—	798

Total Asset Management Fees	5,660	4,437	2,292
Property Management Fees:
SST VI	1,698	1,243	551
SSGT III	617	358	62
JV Properties	959	738	433
SSGT II (1)	—	—	408

Total Property Management Fees	3,274	2,339	1,454
Tenant Protection Program Fees:
SST VI	1,205	842	397
SSGT III	427	186	8
JV Properties	371	271	187
SSGT II (1)	—	—	250

Total Tenant Protection Program Fees	2,003	1,299	842
Acquisition Fees:
SST VI	34	2,470	1,846
SSGT III	293	837	846

Total Acquisition Fees	327	3,307	2,692
Other Managed REIT Fees (2)	963	558	539

Managed REIT Platform Fees	12,227	11,940	7,819

Sponsor funding reduction (3)	(844)	(34)	—

Total Managed REIT Platform Revenues	$11,383	$11,906	$7,819

(1)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(2)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
(3)
Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI’s share sales, and in return receives Series C Units in SST VI’s OP. The excess of the funding over the value of the Series C Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.

SST VI
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SST VI as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Receivables:
Receivables and advances due	$13,929	$5,861
Debt:
SST VI Note	23,000	15,000
Equity:
SST VI OP Units and SST VI SLP	728	1,932
SST VI Series C Units	4,554	3,306

Total investments in and advances	$42,211	$26,099

SSGT III OP
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Receivables:
Receivables and advances due	$2,769	$629
Debt:
SSGT III Bridge Loan (1)	2,919	—
SSGT III Promissory Note (2)	7,000	—
SSGT III Mezzanine Loan	—	4,000
Equity:
SSGT III OP Units and SSGT III SLP	2,823	3,662

Total investments in and advances	$15,511	$8,291

(1)	In January of 2025, SSGT III repaid in full the remaining outstanding principal balance of approximately $2.9 million on the SSGT III Bridge Loan, plus accrued interest.
(2)	In January of 2025, SSGT III repaid in full the $7.0 million previously outstanding on the SSGT III Promissory Note, plus accrued interest.